Financial Risk Factors and Risk Management - Equity Price Risk Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Price Risk
Financial Risk Factors and Risk Management
Equity price risk	€ 6,401	€ 4,967	€ 5,137
Marketable equity investments | Equity Price
Financial Risk Factors and Risk Management
Upward shift, assets (in percent)	10.00%	22.00%	10.00%
Downward shift, assets (in percent)	10.00%	22.00%	10.00%
Upward shift, assets	€ 640	€ 1,093	€ 503
Downward shift, assets	€ (640)	€ (1,093)	€ (503)